Note 9 - Payroll and Related Benefits	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of payroll and related benefits of the entity [text block]
9.	PAYROLL AND RELATED BENEFITS

	2019	2018	2017
Wages and salaries	3,700.6	3,422.0	3,371.2
Social security contributions	822.9	789.3	741.1
Other personnel cost	764.9	726.6	616.2
Increase in liabilities for defined benefit plans	147.7	142.0	138.7
Share-based payment	219.2	162.7	236.9
Contributions to defined contribution plans	29.7	32.2	18.9
	5,685.0	5,274.8	5,123.0

The payroll expenses and related benefits are presented in the income statement as shown below:

	2019	2018	2017
Cost of sales	1,976.7	1,814.7	1,714.8
Distribution expenses	1,014.5	987.7	791.5
Sales and marketing expenses	1,231.3	1,239.0	1,096.8
Administrative expenses	1,338.8	1,085.4	1,470.1
Net finance cost	89.2	103.0	42.9
Other operating income/(expenses), net	1.3	–	–
Exceptional items	33.2	45.0	6.9
	5,685.0	5,274.8	5,123.0